Cash and cash equivalents (Details) - GBP (£) £ in Thousands	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Cash and cash equivalents
Cash at bank and in hand	£ 44,406	£ 86,105	£ 95,542